Post- Employment Benefits - Summary of Amounts Recognized in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the statement of financial position
Defined benefit obligation	$ (12,230)	$ (9,201)
Fair value of plan assets	9,131	6,369
Net liability	$ (3,099)	$ (2,832)